Comprehensive Income (Tables)	12 Months Ended
Sep. 30, 2012
Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	September 30,
	2012	2011
	(In thousands)
Net unrealized holding gains on securities available for sale, net of deferred income tax of $(319,000) and $(290,000), respectively	$483	$441
Benefit plan adjustment, net of related deferred taxes of $245,000 and $278,000, respectively	(372)	(423)

	$111	$18